Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Revenues [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
	December 31, 2017		December 31, 2016	December 31, 2015
	RMB	US$	RMB	RMB
Sales in China	235,143	36,141	212,129	194,226
Sales in other countries (principally Europe, Asia and North America)	55,563	8,540	41,797	54,636
	290,706	44,681	253,926	248,862

Schedule of Revenue by Significant Types of Films
	December 31, 2017			December 31, 2016		December 31, 2015
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	116,396	17,891	40.0%	95,705	37.8%	103,520	41.6%
Printing film	24,779	3,808	8.5%	20,366	8.0%	29,605	11.9%
Metallized film	8,431	1,296	2.9%	7,391	2.9%	9,010	3.6%
Specialty film	108,089	16,612	37.2%	96,091	37.8%	73,851	29.7%
Base film for other applications	33,011	5,074	11.4%	34,373	13.5%	32,876	13.2%
	290,706	44,681	100.0%	253,926	100.0%	248,862	100.0%